FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2005

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          599 Lexington Avenue
                  35th Floor
                  New York, New York 10022

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Elena Cimador
Title:  Chief Financial Officer
Phone:  (212) 373-8930

Signature, Place, and Date of Signing:

/s/ Elena Cimador
-------------------
(Signature)

New York, New York
------------------
(City, State)

May 13, 2005
------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 31

Form 13F Information Table Value Total: $423,719 (thousands)

List of Other Included Managers:

         None

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                                                                      FORM 13F
                                                                                                          (SEC USE ONLY)
QTR ENDED: 3/31/05                       Name of Reporting Manager:  Luxor Capital Group, LP

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                                                                                                                     Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:    Item 5:            Item 6:   Item 7:   Voting Authority
Name of Issuer                  Title of Class     CUSIP     Fair Market Shares or         Investment Managers (a)      (b)    (c)
                                                   Number       Value   Principal Sh/ Put/ Discretion   See    Sole   Shared   None
                                                              (X$1000)    Amount  Prn Call            Instr.V

1-800 CONTACTS INC             COM                 681977104     5218     250000  SH          SOLE              250000   0      0
AFFIRMATIVE INS HLDGS INC      COM                 008272106    23438    1589000  SH          SOLE             1589000   0      0
BASF AG                        SPONSORED ADR       055262505     6808      96500  SH          SOLE               96500   0      0
BKF CAP GROUP INC              COM                 05548G102     7832     195750  SH          SOLE              195750   0      0
CARLISLE HLDGS LTD             ORD                 P212771018      20       3000  SH          SOLE                3000   0      0
CCA INDS INC                   COM                 124867102     3663     313077  SH          SOLE              313077   0      0
CHENIERE ENERGY INC            COM NEW             16411R208    44615     691600  SH          SOLE              691600   0      0
CORRECTIONAL SVCS CORP         COM                 219921103      346     138200  SH          SOLE              138200   0      0
CALPINE CORP                   PUT                 131347956      336     120000  SH  PUT     SOLE              120000   0      0
GERDAU AMERISTEEL CORP         COM                 37373P105      673     111200  SH          SOLE              111200   0      0
HAMPSHIRE GROUP LTD            COM                 408859106      738      18500  SH          SOLE               18500   0      0
HYPERCOM CORP                  COM                 44913M105     5466    1155600  SH          SOLE             1155600   0      0
INVESTOOLS INC                 COM                 46145P103     8329    1614100  SH          SOLE             1614100   0      0
IPSCO INC                      COM                 462622101    43625     855400  SH          SOLE              855400   0      0
ISHARES RUSSELL 2000           PUT                 4642878QP    61075     500000  SH  PUT     SOLE              500000   0      0
M & F WORLDWIDE CORP           COM                 552541104     4267     319900  SH          SOLE              319900   0      0
MAXXAM INC                     COM                 577913106    19889     687480  SH          SOLE              687480   0      0
MELLON FINL CORP               COM                 58551A108     4937     173000  SH          SOLE              173000   0      0
MITTAL STEEL CO NV             NY REG SH CL A      60684P101     1685      52100  SH          SOLE               52100   0      0
NEWS CORP                      CL A                65248E104    14639     865200  SH          SOLE              865200   0      0
NORTEL INVERSORA S A           SPONSORED ADR PFD B 656567401      512      53900  SH          SOLE               53900   0      0
NS GROUP INC                   COM                 628916108     6119     194800  SH          SOLE              194800   0      0
POSCO                          SPONSORED ADR       693483109    82258    1666500  SH          SOLE             1666500   0      0
RESOURCE AMERICA INC           CL A                761195205     7282     207796  SH          SOLE              207796   0      0
SAUCONY INC                    CL A                804120103      114       5000  SH          SOLE                5000   0      0
SAUCONY INC                    CL B                804120202     3351     146200  SH          SOLE              146200   0      0
SK TELECOM LTD                 SPONSORED ADR       78440P108    20505    1039800  SH          SOLE             1039800   0      0
STREETTRACKS GOLD TR           GOLD SHS            863307104    11733     274000  SH          SOLE              274000   0      0
UNIVERSAL STAINLESS & ALLOY    COM                 913837100     4135     294540  SH          SOLE              294540   0      0
USA MOBILITY INC               COM                 90341G103     5276     162841  SH          SOLE              162841   0      0
EXXON MOBIL CORP               PUT                 30231G8PK    24835     416700  SH  PUT     SOLE              416700   0      0

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